Columbia Dividend Opportunity Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 94.9%
Issuer	Shares	Value ($)
Communication Services 4.2%
Diversified Telecommunication Services 3.0%
AT&T, Inc.	1,410,200	38,653,582
Verizon Communications, Inc.	612,200	26,385,820
Total		65,039,402
Media 1.2%
Comcast Corp., Class A	753,200	27,024,816
Total Communication Services		92,064,218
Consumer Discretionary 8.6%
Automobiles 0.9%
Ford Motor Co.	1,999,000	19,090,450
Distributors 0.7%
Genuine Parts Co.	132,300	16,521,624
Hotels, Restaurants & Leisure 3.0%
Darden Restaurants, Inc.	85,600	17,159,376
McDonald’s Corp.	90,700	27,965,531
Starbucks Corp.	173,800	20,127,778
Total		65,252,685
Specialty Retail 3.0%
Best Buy Co., Inc.	184,600	16,597,386
Home Depot, Inc. (The)	123,400	48,940,440
Total		65,537,826
Textiles, Apparel & Luxury Goods 1.0%
Tapestry, Inc.	256,900	21,944,398
Total Consumer Discretionary		188,346,983
Consumer Staples 11.8%
Beverages 3.8%
Coca-Cola Co. (The)	618,400	44,036,264
PepsiCo, Inc.	261,100	40,071,017
Total		84,107,281
Consumer Staples Distribution & Retail 1.2%
Target Corp.	207,100	25,730,104
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.8%
ConAgra Foods, Inc.	627,900	16,036,566
Kellanova	276,000	22,880,400
Total		38,916,966
Household Products 1.7%
Procter & Gamble Co. (The)	216,400	37,618,976
Tobacco 3.3%
Altria Group, Inc.	392,800	21,937,880
Philip Morris International, Inc.	326,800	50,745,504
Total		72,683,384
Total Consumer Staples		259,056,711
Energy 8.7%
Oil, Gas & Consumable Fuels 8.7%
Chevron Corp.	314,100	49,822,542
Diamondback Energy, Inc.	92,200	14,656,112
Exxon Mobil Corp.	777,100	86,514,543
Kinder Morgan, Inc.	727,600	19,717,960
Valero Energy Corp.	155,500	20,328,515
Total		191,039,672
Total Energy		191,039,672
Financials 18.2%
Banks 11.1%
Bank of America Corp.	1,071,000	49,373,100
Citigroup, Inc.	439,500	35,138,025
JPMorgan Chase & Co.	273,000	72,249,450
Truist Financial Corp.	510,700	23,670,945
U.S. Bancorp	575,200	26,976,880
Wells Fargo & Co.	473,000	37,045,360
Total		244,453,760
Capital Markets 4.9%
Blackrock, Inc.	21,200	20,728,936
Blackstone, Inc.	88,800	14,311,008
CME Group, Inc.	94,000	23,854,380
Goldman Sachs Group, Inc. (The)	80,000	49,783,200
Total		108,677,524

Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.3%
Allstate Corp. (The)	30,200	6,014,330
MetLife, Inc.	258,100	22,243,058
Total		28,257,388
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Starwood Property Trust, Inc.	917,800	18,833,256
Total Financials		400,221,928
Health Care 13.1%
Biotechnology 4.1%
AbbVie, Inc.	316,400	66,137,092
Amgen, Inc.	79,800	24,583,188
Total		90,720,280
Health Care Equipment & Supplies 1.3%
Medtronic PLC	304,400	28,010,888
Health Care Providers & Services 1.2%
CVS Health Corp.	411,000	27,010,920
Pharmaceuticals 6.5%
Bristol-Myers Squibb Co.	464,300	27,681,566
Johnson & Johnson	354,700	58,532,594
Merck & Co., Inc.	441,300	40,709,925
Pfizer, Inc.	574,900	15,194,607
Total		142,118,692
Total Health Care		287,860,780
Industrials 7.9%
Aerospace & Defense 1.3%
RTX Corp.	221,400	29,443,986
Air Freight & Logistics 0.9%
United Parcel Service, Inc., Class B	172,000	20,473,160
Building Products 0.6%
Johnson Controls International PLC	149,200	12,780,472
Industrial Conglomerates 1.5%
3M Co.	207,100	32,125,352
Machinery 2.2%
Cummins, Inc.	42,800	15,758,104
PACCAR, Inc.	104,500	11,206,580
Stanley Black & Decker, Inc.	247,900	21,450,787
Total		48,415,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Passenger Airlines 0.7%
Southwest Airlines Co.	480,600	14,927,436
Professional Services 0.7%
Paychex, Inc.	109,000	16,532,030
Total Industrials		174,697,907
Information Technology 9.9%
Communications Equipment 2.6%
Cisco Systems, Inc.	900,000	57,699,000
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc.	543,200	27,241,480
IT Services 2.7%
International Business Machines Corp.	232,700	58,742,788
Semiconductors & Semiconductor Equipment 2.8%
Broadcom, Inc.	105,000	20,940,150
QUALCOMM, Inc.	87,300	13,720,941
Texas Instruments, Inc.	132,750	26,017,673
Total		60,678,764
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	667,900	13,231,099
Total Information Technology		217,593,131
Materials 2.0%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	137,600	10,571,808
Nutrien Ltd.	262,600	13,749,736
Total		24,321,544
Containers & Packaging 0.9%
International Paper Co.	356,400	20,083,140
Total Materials		44,404,684
Real Estate 5.0%
Health Care REITs 0.5%
Welltower, Inc.	70,500	10,822,455
Office REITs 0.7%
BXP, Inc.	220,300	15,625,879
Retail REITs 2.0%
Brixmor Property Group, Inc.	751,900	21,023,124
Simon Property Group, Inc.	122,900	22,870,461
Total		43,893,585
Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 1.8%
Digital Realty Trust, Inc.	133,500	20,868,720
Extra Space Storage, Inc.	127,400	19,436,144
Total		40,304,864
Total Real Estate		110,646,783
Utilities 5.5%
Electric Utilities 3.1%
NextEra Energy, Inc.	151,700	10,644,789
Southern Co. (The)	385,200	34,587,108
Xcel Energy, Inc.	327,700	23,627,170
Total		68,859,067
Gas Utilities 0.9%
UGI Corp.	577,800	19,737,648
Multi-Utilities 1.5%
DTE Energy Co.	149,000	19,921,300
Public Service Enterprise Group, Inc.	154,500	12,537,675
Total		32,458,975
Total Utilities		121,055,690
Total Common Stocks (Cost $1,412,082,064)		2,086,988,487

Convertible Bonds 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.6%
Welltower OP LLC(a)
07/15/2029	3.125%	10,000,000	13,030,000
Technology 0.6%
Western Digital Corp.
11/15/2028	3.000%	10,100,000	14,099,600
Total Convertible Bonds (Cost $20,100,000)			27,129,600

Convertible Preferred Stocks 3.1%
Issuer		Shares	Value ($)
Financials 1.4%
Capital Markets 0.7%
Ares Management Corp.	6.750%	295,700	15,941,187
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.7%
Apollo Global Management, Inc.	6.750%	190,000	14,971,803
Total Financials			30,912,990
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	143,358	8,588,578
Total Industrials			8,588,578
Information Technology 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co.	7.625%	171,381	9,915,206
Total Information Technology			9,915,206
Materials 0.4%
Chemicals 0.4%
Albemarle Corp.	7.250%	219,991	8,298,060
Total Materials			8,298,060
Utilities 0.5%
Electric Utilities 0.5%
Nextera Energy, Inc.	7.234%	240,000	10,749,600
Total Utilities			10,749,600
Total Convertible Preferred Stocks (Cost $62,717,902)			68,464,434

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(b),(c)	7,342,542	7,341,808
Total Money Market Funds (Cost $7,340,339)		7,341,808
Total Investments in Securities (Cost: $1,502,240,305)		2,189,924,329
Other Assets & Liabilities, Net		10,098,096
Net Assets		2,200,022,425

Columbia Dividend Opportunity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 28, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $13,030,000, which represents 0.59% of total net assets.

(b)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	4,275,710	234,115,549	(231,050,478)	1,027	7,341,808	(1,193)	548,225	7,342,542
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Opportunity Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT140_05_R01_(04/25)